Document and Entity Information	12 Months Ended
Dec. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2012
Registrant Name	BLACKROCK FUNDS
Central Index Key	0000844779
Amendment Flag	false
Document Creation Date	Dec. 21, 2012
Document Effective Date	Dec. 27, 2012
Prospectus Date	Dec. 27, 2012